Deutsche Investment Management Americas Inc.

One International Place

Boston, MA 02110

February 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Capital Growth Fund, Deutsche Core Equity Fund, Deutsche CROCI® U.S. Fund, Deutsche Small Cap Core Fund and Deutsche Small Cap Growth Fund (each a “Fund,” and, collectively, the “Funds”), each a series of Deutsche Investment Trust (the “Trust”); (Reg. Nos. 002-13628; 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 233 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on January 26, 2018.

Please direct any comments or questions on this filing to the undersigned at (617) 295-2565.

Very truly yours,

/s/Caroline Pearson

Caroline Pearson

Managing Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.